Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued contract labor costs	$ 3,122	$ 743
Accrued audit and tax expenses	364	358
Accrued reimbursable employee expenses	285	134
Accrued marketing and tradeshow expenses	251	111
Other accrued expenses	1,955	1,514
Total	$ 5,977	$ 2,860	$ 4,350